Investment Objectives and Goals - Jensen Quality Growth ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Jensen Quality Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Jensen Quality Growth ETF (the “Fund”) is long-term capital appreciation.